Financial Income, Net (Tables)	12 Months Ended
Dec. 31, 2025
Financial Income, Net [Abstract]
Schedule of Financial Income, Net

Financial income, net:

	Year Ended December 31,
	2025	2024	2023
Financial income:

Interest on bank deposits and other interest income	$16,652	$15,924	$20,246

Realized gain on sale of marketable securities, net	58	164	-
Interest on marketable securities	5,331	7,537	7,343
Amortization of premium and accretion of discount on marketable securities, net	953	389	-

	22,994	24,014	27,589
Financial expenses:

Bank charges	(864)	(247)	(236)
Exchange rate differences, net	(211)	(1,417)	(2,315)
Realized loss on sale of marketable securities, net	-	-	(134)
Amortization of premium and accretion of discount on marketable securities, net	-	-	(754)

	(1,075)	(1,664)	(3,439)

Total financial income, net:	$21,919	$22,350	$24,150